Description of Business (Details Narrative) - shares	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Formation date	August 7, 2007
Limited Liability Company or Limited Partnership, Managing Member or General Partner, Name	Olympos Maritime Ltd.
Common units outstanding	30,184,388	30,184,388
General partner units oustanding	622,296	622,296
Navios Holdings [Member]
Ownership percentage of Navios Holdings	10.30%
Olympos Maritime Ltd [Member]
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest	2.00%